Fair Value Measurements (Fair Value of Assets and Liabilities Measured on a Nonrecurring Basis) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended
	Oct. 01, 2013	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2014	Mar. 31, 2015
Carrying Value				$ 2,534.2		$ 2,517.6	$ 2,510.6
Fixed asset impairment		11.5
Goodwill				452.8		317.0	317.0
Goodwill Impairment	306.3	135.8
Goodwill Allocated to DP&L Reporting Unit						2.4
Estimate of Fair Value, Fair Value Disclosure [Member]
Goodwill Allocated to DP&L Reporting Unit				306.3
Level 1 [Member]
Goodwill Allocated to DP&L Reporting Unit				623.3
Level 3 [Member]
Goodwill Allocated to DP&L Reporting Unit				317.0
Parent Company [Member]
Goodwill Impairment			1,817.2
DP&L [Member]
Goodwill			623.3	317.0		317.0
Goodwill Impairment				(306.3)
DPLER [Member]
Fair Value							135.8
Goodwill		135.8	135.8	135.8
Goodwill Impairment		135.8			135.8	(135.8)
DPLER [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Carrying Value							135.8
Conesville Unit 4 [Member]
Fixed asset impairment				26.2
Fair Value				0
Conesville Unit 4 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Carrying Value				26.2
Conesville Unit 4 [Member] | Level 1 [Member]
Carrying Value				26.2
East Bend Station [Member]
Carrying Value						14.2
Fixed asset impairment		11.5		11.5
Fair Value		2.7		2.7			11.5
East Bend Station [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Carrying Value							14.2
Fair Value						11.5
East Bend Station [Member] | Level 3 [Member]
Fixed asset impairment						2.7	2.7
DPLER [Member]
Goodwill						135.8
DPLER [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Goodwill						$ 135.8